ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 42,600	$ 33,579
Accrued liabilities	46,791	38,464
Royalties payable	36,019	3,528
Share-based compensation liabilities	30,050	19,538
Derivative liabilities	3,764	0
Income taxes payable	9,452	12,767
Lease liabilities	5,686	446
Other	1,622	2,803
Accounts payable and accrued liabilities	$ 175,984	$ 111,125